Consolidated Statements of Cash Flows Supplemental Disclosure - reconciliation of liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bonds Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 35,418
Cash flows		$ 35,433
Non-cash changes:
Accretion	143	533
Cumulative translation adjustments	2,492	(548)
Ending balance	38,053	35,418
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	1,196
Cash flows	(510)	(943)
Non-cash changes:
Initial adoption of IFRS 16		2,911
Additions	368	1,583
Dispositions of subsidiaries		(487)
Accretion	59	71
COVID-19 related rent concessions	(6)
Termination		(1,809)
Cumulative translation adjustments	68	(130)
Ending balance	1,175	1,196
Long-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 0	0	$ 43,733
Cash flows		0	0
Non-cash changes:
Dispositions of subsidiaries		0	(45,465)
Accretion		0	94
Rollover of interest expenses into principal		0	286
Cumulative translation adjustments		0	1,352
Ending balance		$ 0	$ 0